 GSMBS 2021-RPL1 Loan Level 2.11.2021
GS Loan Number	Seller/Servicing Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to Predatory	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX		XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: 2018-06-09: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1 Final Loan Estimate	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	2	0			2	*** (Open) Flood Cert Missing:- EV2	*** (Open) Compliance COMMENT: 2018-06-11: The Flood Cert is missing from the Loan file.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	4	0			4	*** (Open) MI Cert Missing:- EV4	*** (Open) Compliance COMMENT: 2018-06-12: The MI Cert was missing. The auditor could not evaluate compliance to agency guidelines.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	2	0			2	*** (Open) Arm Disclosure Late:- EV2	*** (Open) Compliance COMMENT: 2018-06-11: The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	4	0			4	*** (Open) Miscellaneous Closing Documentation:- EV4	*** (Open) Closing COMMENT: 2018-05-08: There were additional observations regarding the closing documentation. The flood cert was missing from the loan file.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	2	0			2	*** (Open) Late ARM Disclosure:- EV2	*** (Open) Compliance COMMENT: 2018-05-07: The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.	Yes	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	3	0			3	*** (Open) Disclosures Federal Late:- EV2 *** (Open) Right to Rescind 3 days:- EV3 *** (Open) Title Commitment:- EV4
*** (Open) Compliance

COMMENT: 2018-05-08:

The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXX Servicing Disclosure.

*** (Open) Compliance

COMMENT: 2018-05-08:

The Right to Cancel does not provide the applicants with 3 qualified days to rescind the transaction. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

*** (Open) Closing

COMMENT: 2018-05-08:

The title commitment is missing from the loan file.

										Yes	Yes	Missing	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX		XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: 2018-05-07: The loan is in compliance with all applicable laws and regulations.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: 2018-05-08: The loan is in compliance with all applicable laws and regulations.	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	1	0			1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: 2018-07-02: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XXXX	XXXX	XXXX		XXXX		1	1	0